UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              98

Form 13F Information Table Value Total:              $310,164
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
American Financial Realty Trus      STOCK   02607P305     4,041     502,000   SH              SOLE      NONE                   NONE
Apartment Investment & Managem      STOCK   03748R101     9,667     214,200   SH              SOLE      NONE                   NONE
Ashford Hospitality Trust Inc       STOCK   044103109     9,633     958,500   SH              SOLE      NONE                   NONE
Associated Estates Realty Corp      STOCK   045604105     6,011     461,000   SH              SOLE      NONE                   NONE
Brandywine Realty Trust             STOCK   105368203     1,792      70,800   SH              SOLE      NONE                   NONE
Colonial Properties Trust           STOCK   195872106     6,995     203,923   SH              SOLE      NONE                   NONE
Developers Diversified Realty       STOCK   251591103     9,755     174,604   SH              SOLE      NONE                   NONE
Equity Inns Inc                     STOCK   294703103     8,016     355,000   SH              SOLE      NONE                   NONE
Equity One Inc                      STOCK   294752100     4,937     181,500   SH              SOLE      NONE                   NONE
Federal Realty Investment Trus      STOCK   313747206     3,952      44,600   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103    11,628     299,151   SH              SOLE      NONE                   NONE
Frontline Capital Group             STOCK   35921N101         0         640   SH              SOLE      NONE                   NONE
Glimcher Realty Trust               STOCK   379302102    11,681     497,050   SH              SOLE      NONE                   NONE
HCP Inc                             STOCK   40414L109     8,220     247,800   SH              SOLE      NONE                   NONE
Health Care REIT Inc                STOCK   42217K106    12,254     277,000   SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc         STOCK   421946104    10,576     396,700   SH              SOLE      NONE                   NONE
Highwoods Properties Inc            STOCK   431284108     8,122     221,500   SH              SOLE      NONE                   NONE
Hospitality Properties Trust        STOCK   44106M102    11,589     285,100   SH              SOLE      NONE                   NONE
HRPT Properties Trust               STOCK   40426W101    10,539   1,065,600   SH              SOLE      NONE                   NONE
Lexington Realty Trust              STOCK   529043101    12,020     600,700   SH              SOLE      NONE                   NONE
Liberty Property Trust              STOCK   531172104     1,709      42,500   SH              SOLE      NONE                   NONE
Macerich Co/The                     STOCK   554382101     7,199      82,200   SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp               STOCK   554489104     3,621      88,100   SH              SOLE      NONE                   NONE
Malan Realty Investors Inc          STOCK   561063108         4       5,000   SH              SOLE      NONE                   NONE
Mid-America Apartment Communit      STOCK   59522J103    10,957     219,800   SH              SOLE      NONE                   NONE
National Health Investors Inc       STOCK   63633D104     5,981     193,500   SH              SOLE      NONE                   NONE
National Health Realty Inc          STOCK   635905102     1,247      53,600   SH              SOLE      NONE                   NONE
National Retail Properties Inc      STOCK   637417106    10,481     429,916   SH              SOLE      NONE                   NONE
Nationwide Health Properties I      STOCK   638620104    11,522     382,400   SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc      STOCK   681936100       916      59,000   SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves      STOCK   709102107    10,385     266,694   SH              SOLE      NONE                   NONE
PMC Commercial Trust                STOCK   693434102     1,681     128,400   SH              SOLE      NONE                   NONE
Post Properties Inc                 STOCK   737464107     5,399     139,500   SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr      STOCK   751452202     6,742     215,800   SH              SOLE      NONE                   NONE
Realty Income Corp                  STOCK   756109104     1,929      69,000   SH              SOLE      NONE                   NONE
Senior Housing Properties Trus      STOCK   81721M109     1,118      50,700   SH              SOLE      NONE                   NONE
Simon Property Group Inc            STOCK   828806109       600       6,000   SH              SOLE      NONE                   NONE
SL Green Realty Corp                STOCK   78440X101       580       4,964   SH              SOLE      NONE                   NONE
Sovran Self Storage Inc             STOCK   84610H108     4,529      98,800   SH              SOLE      NONE                   NONE
Sun Communities Inc                 STOCK   866674104     2,455      81,600   SH              SOLE      NONE                   NONE
Taubman Centers Inc                 STOCK   876664103       110       2,000   SH              SOLE      NONE                   NONE
TravelCenters of America LLC        STOCK   894174101       624      19,150   SH              SOLE      NONE                   NONE
UDR Inc                             STOCK   902653104     1,629      67,000   SH              SOLE      NONE                   NONE
VelocityHSI Inc                     STOCK   92257K102         0       1,260   SH              SOLE      NONE                   NONE

3M Co                               STOCK   88579Y101     1,872      20,000   SH              SOLE      NONE                   NONE
Abbott Laboratories                 STOCK   002824100     1,341      25,000   SH              SOLE      NONE                   NONE
Accenture Ltd                       STOCK   G1150G111     1,208      30,000   SH              SOLE      NONE                   NONE
Altria Group Inc                    STOCK   02209S103     2,162      31,100   SH              SOLE      NONE                   NONE
American Electric Power Co Inc      STOCK   025537101       521      11,300   SH              SOLE      NONE                   NONE
American Express Co                 STOCK   025816109     1,187      20,000   SH              SOLE      NONE                   NONE
Amgen Inc                           STOCK   031162100       566      10,000   SH              SOLE      NONE                   NONE
Apache Corp                         STOCK   037411105       901      10,000   SH              SOLE      NONE                   NONE
Bank of America Corp                STOCK   060505104     1,257      25,007   SH              SOLE      NONE                   NONE
Capital One Financial Corp          STOCK   14040H105       399       6,000   SH              SOLE      NONE                   NONE
Caterpillar Inc                     STOCK   149123101     1,804      23,000   SH              SOLE      NONE                   NONE
CIGNA Corp                          STOCK   125509109     1,439      27,000   SH              SOLE      NONE                   NONE
Cisco Systems Inc                   STOCK   17275R102     1,987      60,000   SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                STOCK   194162103       542       7,600   SH              SOLE      NONE                   NONE
ConocoPhillips                      STOCK   20825C104     1,755      20,000   SH              SOLE      NONE                   NONE
Consolidated Edison Inc             STOCK   209115104       634      13,700   SH              SOLE      NONE                   NONE
Covidien Plc                        STOCK   G2552X108       249       6,000   SH              SOLE      NONE                   NONE
Devon Energy Corp                   STOCK   25179M103       499       6,000   SH              SOLE      NONE                   NONE
Duke Energy Corp                    STOCK   26441C105       482      25,800   SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts              STOCK   268648102     1,456      70,000   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103       389      10,000   SH              SOLE      NONE                   NONE
General Electric Co                 STOCK   369604103     3,146      76,000   SH              SOLE      NONE                   NONE
Hewlett-Packard Co                  STOCK   428236103     1,494      30,000   SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc           STOCK   44107P104       497      22,142   SH              SOLE      NONE                   NONE
IBM                                 STOCK   459200101       471       4,000   SH              SOLE      NONE                   NONE
Johnson & Johnson                   STOCK   478160104     1,005      15,300   SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                 STOCK   46625H100       916      20,000   SH              SOLE      NONE                   NONE
Medco Health Solutions Inc          STOCK   58405U102     1,364      15,092   SH              SOLE      NONE                   NONE
Microsoft Corp                      STOCK   594918104     1,709      58,000   SH              SOLE      NONE                   NONE
Motorola Inc                        STOCK   620076109       686      37,000   SH              SOLE      NONE                   NONE
Nationwide Health Properties I      STOCK   638620104       301      10,000   SH              SOLE      NONE                   NONE
Newmont Mining Corp                 STOCK   651639106       671      15,000   SH              SOLE      NONE                   NONE
Noble Corp                          STOCK   G65422100       785      16,000   SH              SOLE      NONE                   NONE
Nokia OYJ                           STOCK   654902204       759      20,000   SH              SOLE      NONE                   NONE
Nucor Corp                          STOCK   670346105       238       4,000   SH              SOLE      NONE                   NONE
optionsXpress Holdings Inc          STOCK   684010101       523      20,000   SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                      STOCK   713448108     1,685      23,000   SH              SOLE      NONE                   NONE
Pfizer Inc                          STOCK   717081103       415      17,000   SH              SOLE      NONE                   NONE
Procter & Gamble Co/The             STOCK   742718109     2,191      31,147   SH              SOLE      NONE                   NONE
Schering-Plough Corp                STOCK   806605101     1,012      32,000   SH              SOLE      NONE                   NONE
Schlumberger Ltd                    STOCK   806857108     1,061      10,100   SH              SOLE      NONE                   NONE
Spectra Energy Corp                 STOCK   847560109       316      12,900   SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts Worl      STOCK   85590A401       213       3,500   SH              SOLE      NONE                   NONE
Target Corp                         STOCK   87612E106       578       9,100   SH              SOLE      NONE                   NONE
Texas Instruments Inc               STOCK   882508104     1,647      45,000   SH              SOLE      NONE                   NONE
Tyco Electronics Ltd                STOCK   G9144P105       213       6,000   SH              SOLE      NONE                   NONE
Tyco International Ltd              STOCK   G9143X208       266       6,000   SH              SOLE      NONE                   NONE
United Technologies Corp            STOCK   913017109       322       4,000   SH              SOLE      NONE                   NONE
UnitedHealth Group Inc              STOCK   91324P102     1,937      40,000   SH              SOLE      NONE                   NONE
Verizon Communications Inc          STOCK   92343V104     2,613      59,000   SH              SOLE      NONE                   NONE
Walgreen Co                         STOCK   931422109     1,866      39,500   SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                 STOCK   931142103     1,283      29,400   SH              SOLE      NONE                   NONE
Wells Fargo & Co                    STOCK   949746101       712      20,000   SH              SOLE      NONE                   NONE
Wyeth                               STOCK   983024100     1,778      39,900   SH              SOLE      NONE                   NONE